Income Taxes - Additional Information (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Income tax losses	$ 124,807,138		$ 67,878,759
Capital losses	412,122		$ 412,122
Net deferred tax recognized in the statement of financial position	$ 0
Franking account balance percentage	30.00%	30.00%	30.00%	30.00%
Franking account balance		$ 227,371		$ 227,371